Investment in Subsidiaries	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investment in Subsidiaries
NOTE 14: INVESTMENT IN SUBSIDIARIES
The consolidation scope of the Group is as follows, for both current and comparative years presented in these year-end
financial statements:

Name	Country of Incorporation and Place of Business	Nature of Business	Proportion of ordinary shares directly held by parent (%)	Proportion of ordinary shares held by the Group (%)	Proportion of ordinary shares held by non-controlling interests (%)
Celyad SA	BE	Biopharma	Parent company
Celyad Inc	US	Biopharma	100%	100%	0%
CorQuest Medical Inc	US	Medical Device	100%	100%	0%
Biological Manufacturing Services SA	BE	Manufacturing	100%	100%	0%
Cardio3 Inc was incorporated in 2011 to support clinical and regulatory activities of the Group in the US. Cardio3 Inc was renamed in Celyad Inc in 2015. The growth of the activities of Celyad Inc is associated to the development of the US clinical and regulatory activities of the Group in the US.
CorQuest Medical Inc has been acquired on November 5, 2014. CorQuest Medical Inc. is developing
Heart-XS,
a new access route to the left atrium. In November 2019, the patent rights related to
Heart-XS
has been sold to CorQuest MedTech SRL, a newly constituted Belgian company developing innovative cellular medicines. The Group do not hold any ordinary share within CorQuest MedTech SRL.
Biological Manufacturing Services SA (BMS) has been acquired in May 2016. BMS owns GMP laboratories. BMS rent its laboratories to Celyad SA since 2009 and until April 30, 2016. Until the acquisition, BMS had been treated as a related party to the Group.
Oncyte LLC had been acquired on January 21, 2015. It has been liquidated in March 2018. Oncyte LLC was the company hosting the CAR
T-Cell
portfolio of clinical and
pre-clinical
stage immuno-oncology IP assets, as disclosed in our previous annual reports. In 2018, as a result of the liquidation, these IP assets have been transferred to Celyad SA, without any impact on the Group’s operations.